Warrants	12 Months Ended
Dec. 31, 2021
Warrants.
Warrants
16.	Warrants

During the year ended December 31, 2021, warrants were exercised for proceeds of $132,000 .

As at December 31,2021, the Company had a total of 532,860 warrants outstanding.

The following table shows the continuity of warrants during the year:

	Warrants	Weighted average
	outstanding	Exercise price
Balance, December 31, 2019	248,352	$2.00
Expired	(248,352)	2.00
Balance, December 31, 2020	—	—
Issued (1)	562,860	4.40
Exercise of warrants	(30,000)	4.40
Balance, December 31, 2021	532,860	$4.40

The following warrants are outstanding as at December 31,2021.

Expiry date	Exercise price	Number of Warrants
February 12, 2022	$4.40	532,860

(1) The fair value of the 562,860 Common Share purchase warrants of $873,121 was estimated using fair value method at the date of the grant. For this calculation the Company used the Black-Scholes option pricing model calculation with the following inputs: the market price on valuation date of $4.40; expected dividend yield of 0%; expected volatility of 66.61% using the historical price history of the Company; risk-free interest rate of 0.17%; and an expected average life of one year.